Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Income Taxes [Abstract]
Net operating loss carryforwards statutory period (in years)	20 years
Deferred tax assets related to operating losses		$ 1,804,000	$ 2,300,000
Unrecognized tax benefit	0	0
Net operating losses			$ 6,800,000